Discontinued operations and assets held for sale - Net cash flows associated with discontinued operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Discontinued operations and assets held for sale
Net cash (used)/generated in/from operating activities	$ (2,232)	$ 3,644
Net cash flows for the period	$ (2,232)	$ 3,644